Leases - Schedule of Company's Operating Lease Costs (Detail) - LGM Enterprises LLC [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost:	$ 12,547	$ 9,748	$ 12,986	$ 10,587	$ 4,776
Short-term lease cost	457	396	310	194	42
Total lease costs	$ 13,004	$ 10,144	$ 13,296	$ 10,781	$ 4,818